Shareholder Report, Line Graph (Details) 197309_Pacer Data and Digital Revolution ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Jun. 08, 2022	Apr. 30, 2026
Pacer Data and Digital Revolution ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer Data and Digital Revolution ETF NAV
Accumulated Value	$ 18,473	$ 15,938	$ 10,084	$ 10,000	$ 32,426
Pacer Data Transmission and Communication Revolution Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer Data Transmission and Communication Revolution Index
Accumulated Value	18,823	16,141	10,140	10,000	$ 33,227
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 Index
Accumulated Value	$ 13,808	$ 12,282	$ 10,365	$ 10,000	$ 18,288